Intangible Asset - Schedule of Fair Value of the Intangible Asset (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Fair Value of the Intangible Asset [Abstract]
Balance at beginning	$ 3,189	$ 4,717	$ 4,717
Purchase date September 30, 2022				4,861
Depreciation of intangible asset			(486)	(144)
Balance at ending	3,006	4,474	3,189	4,717
Loss on impairment of intangible asset			$ (1,042)